Share-Based Payment Plans - Additional Information (Detail)	12 Months Ended								47 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) BasisPoints	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant-date fair value of options granted | $	$ 9,500,000	$ 9,500,000	$ 9,500,000	$ 9,500,000	$ 9,500,000	$ 9,500,000	$ 300,000		$ 300,000
Expense from share-based payment transactions | $		9,500,000					300,000	$ 200,000
Number of share options Issued in share-based payment arrangement | shares			0
MKS Instruments Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares			185,668
Cash | $	4,500,000	4,500,000	$ 4,500,000	4,500,000	4,500,000	4,500,000
Equity Settled Share Based Payment Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions | $		8,900,000					300,000
Cash settled share based payment awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions | $		600,000					$ 0
Performance Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares			41,624
Cash | $	1,000,000.0	1,000,000.0	$ 1,000,000.0	$ 1,000,000.0	$ 1,000,000.0	1,000,000.0
Number of share options granted in share-based payment arrangement | BasisPoints					204,134
Weighted average share price, share options granted | $ / shares				$ 26.19
Shares recognized as equity settled with grant date fair value | shares			162,510
Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares			41,623
Cash | $	1,000,000.0	1,000,000.0	$ 1,000,000.0	$ 1,000,000.0	$ 1,000,000.0	1,000,000.0
Number of share options granted in share-based payment arrangement | BasisPoints					372,973
Weighted average share price, share options granted | $ / shares				$ 26.19
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares				$ 25.52
Weighted average fair value at measurement date, other equity instruments granted | $	$ 2,800,000	2,800,000	$ 2,800,000	$ 2,800,000	$ 2,800,000	$ 2,800,000
Number of instruments granted in share-based payment arrangement | shares			110,068
Shares recognized as equity settled with grant date fair value | shares			220,137
Phantom Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement			30,383		0
Number of share options Issued in share-based payment arrangement | shares			0
Number of share options granted in share-based payment arrangement, value | $		500,000
Matching Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | BasisPoints					36,426
Weighted average share price, share options granted | $ / shares				$ 22.90
Maturity period of employee contribution	1 year
Percentage of contribution from gross annual salary						10.00%
Holding period of shares	1 year
Weighted average remaining contractual life of outstanding share options	4 months 24 days
Employee contributions | $		$ 25,000
Pooling Vehicles
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Share Options Exercised | shares									8,127,000
Stock Transferred, Shares, During The Period | shares			8,127,000